ORDINARY SHARES	12 Months Ended
Dec. 31, 2015
ORDINARY SHARES [Abstract]
ORDINARY SHARES
19.	ORDINARY SHARES

Upon completion of the Company's IPO in November 2013, the Company's ordinary shares were converted into 66,539,000 Class A ordinary shares and 231,428,220 Class B ordinary shares. The conversion of ordinary shares into Class A and Class B ordinary shares has been retroactively reflected in the financial statements as if the conversion had occurred from the earliest period presented.

The Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 1,000,000,000 ordinary shares at a par value of US$0.00005 per share, of which 700,000,000 shares were designated as Class A ordinary shares, and 300,000,000 as Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof.

Additionally, the Company issued 19,230,769 and 11,538,462 Class B ordinary shares as a result of the conversion of the convertible note (Note 11) and the concurrent private placement for an aggregate consideration of US$15,000, respectively. As of December 31, 2013, 66,539,000 and 262,197,451 Class A and Class B ordinary shares were issued and outstanding, respectively.

In 2014, 22,742,660 share options were exercised at the exercise prices of US$0.2 to US$0.4 per share, resulting in the issuance of 22,742,660 Class A ordinary shares at US$0.00005 each for an aggregate consideration of US$8,107. As of December 31, 2014, 254,844,582 and 96,634,529 Class A and Class B ordinary shares were issued and outstanding, respectively.

In 2015, 5,274,480 share options were exercised at the exercise prices of US$0.2 to US$1.0 per share, resulting in the issuance of 5,274,480 Class A ordinary shares at US$0.00005 each for an aggregate consideration of US$2,960. Additionally, the Company issued 63,500,500 Class A ordinary shares to a shareholder for an aggregate consideration of US$123,391. The Company repurchased 1,220,000 Class A ordinary shares for a consideration of US$1,434. As of December 31, 2015, 334,034,932 and 84,999,159 Class A and Class B ordinary shares were issued and outstanding, respectively